Financial liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of Financial Liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2020	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2021
Current liabilities
Short-term debt	5,295,448	(1,038,438)	—	—	220,056	—	(137,175)	4,339,890
Current portion of long-term debt	4,568,140	(5,371,616)	—	8,421,718	—	—	(33,905)	7,584,337
Current portion of long-term lease liabilities	43,166	(44,760)	—	30,299	991	—	17,424	47,120
Class share	—	—	—	240,712	—	—	—	240,712

Current liabilities	9,906,755	(6,454,814)	—	8,692,730	221,047	—	(153,657)	12,212,060

Non-current liabilities
Long-term debt	10,669,599	9,914,667	—	(8,421,718)	963,179	—	8,076	13,133,804
Long-term lease liabilities	265,879	—	114,394	(30,299)	4,266	—	(40,468)	313,771
Class share	498,740	(258,451)	—	(240,712)	—	—	424	—

Non-current liabilities	11,434,219	9,656,216	114,394	(8,692,730)	967,445	—	(31,968)	13,447,575

Total	21,340,973	3,201,402	114,394	—	1,188,491	—	(185,625)	25,659,635

Derivatives	182,726	(44,563)	—	—	55	(135,007)	—	3,211

	Yen in millions
			Non-cash changes
	As of April 1, 2021	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2022
Current liabilities
Short-term debt	4,339,890	(579,216)	—	—	334,639	—	9,544	4,104,858
Current portion of long-term debt	7,584,337	(8,548,156)	—	7,410,991	572,070	—	7,604	7,026,845
Current portion of long-term lease liabilities	47,120	(54,879)	—	34,071	2,192	—	27,632	56,136
Class share	240,712	(240,630)	—	—	—	—	(83)	—

Current liabilities	12,212,060	(9,422,881)	—	7,445,062	908,902	—	44,697	11,187,839

Non-current liabilities
Long-term debt	13,133,804	8,122,678	—	(7,410,991)	1,095,463	—	2,773	14,943,727
Long-term lease liabilities	313,771	—	110,996	(34,071)	14,203	—	(40,107)	364,792
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	13,447,575	8,122,678	110,996	(7,445,062)	1,109,666	—	(37,334)	15,308,519

Total	25,659,635	(1,300,203)	110,996	—	2,018,568	—	7,363	26,496,358

Derivatives	3,211	(12,026)	—	—	689	15,348	—	7,221

Disclosure of Short Term Debt
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2021	2022
Short-term debt
(Principally from bank)
[Weighted average interest rate
2021 1.37%
2022 1.64%]	1,109,904	852,301
Commercial paper
[Weighted average interest rate
2021 0.16%
2022 0.38%]	3,229,986	3,252,556

	4,339,890	4,104,858

Disclosure of Long Term Debt
(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2021	2022
Unsecured loans
(Principally from bank)
2021
Weighted average interest 1.40%
Due 2021 to 2042
2022
Weighted average interest 1.83%
Due 2022 to 2042]	5,582,426	4,990,165
Secured loans
(Principally financial receivables securitization)
2021
Weighted average interest 1.25%
Due 2021 to 2034
2022
Weighted average interest 1.02%
Due 2022 to 2034]	3,233,353	3,902,766
Medium-term notes of consolidated subsidiaries
2021
Weighted average interest 1.56%
Due 2021 to 2048
2022
Weighted average interest 1.45%
Due 2022 to 2048]	9,209,453	10,257,689

	Yen in millions
	March 31,
	2021	2022
Unsecured bonds of the parent
2021
Weighted average interest 1.40%
Due 2021 to 2037
2022
Weighted average interest 1.32%
Due 2022 to 2037]	1,161,938	1,123,145
Unsecured bonds of consolidated subsidiaries
2021
Weighted average interest 1.57%
Due 2021 to 2028
2022
Weighted average interest 1.99%
Due 2022 to 2028]	1,495,976	1,664,634
Secured bonds of consolidated subsidiaries
2021
Weighted average interest 6.34%
Due 2022 to 2024
2022
Weighted average interest 5.81%
Due 2022 to 2024]	34,996	32,174

	20,718,142	21,970,573
Less - Current portion due within one year	(7,584,337)	(7,026,845)

	13,133,804	14,943,727

Disclosure of Asset Pledged as Collateral
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2021	2022
Property, plant and equipment	754,132	1,474,647
Other assets	3,278,448	3,582,826

Total	4,032,580	5,057,473